Business Combination (Tables) - Successor [Member]	6 Months Ended
Jun. 30, 2019
Schedule of Purchase Price Allocation

The following table summarizes the final allocation of the purchase price (in thousands):

Allocation of consideration

	NPS	GES
	(In thousands)
Cash and cash equivalents	$31,656	$5,206
Accounts receivable	55,392	18,013
Unbilled revenue	41,378	45,343
Inventories	33,652	31,092
Current assets	19,463	8,719
Property, plant and equipment	216,094	91,444
Intangible assets	94,000	53,000
Deferred tax assets	-	554
Other assets	7,457	1,254
Total identifiable assets acquired	499,092	254,625

Accounts payable	26,457	31,113
Accrued expenses	28,685	25,388
Current portion of loans and borrowings	-	16,368
Short-term borrowings	55,836	9,000
Current liabilities	3,665	15,449
Loans and borrowings	149,399	25,098
Deferred tax liabilities	24,098	8,053
Other liabilities	22,363	9,910
Non-controlling interest	(2,841)	837
Net identifiable liabilities acquired	307,662	141,216
Total fair value of net assets acquired	191,328	113,409
Goodwill	399,325	175,439
Total gross consideration	$590,755	$288,848

Schedule of Preliminary Allocation to Intangible Assets

18. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available that are evaluated regularly by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. Management evaluates the operating results of its reportable segments primarily based on revenue and segment EBITDA. The Company defines EBITDA as net income adjusted for interest expense, depreciation and amortization, and income tax benefit or expense. Segment EBITDA does not include general corporate expenses as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Segment EBITDA is not a measure of financial performance under U.S. GAAP and should not be considered an alternative to net income, the most directly comparable GAAP measure or any other measure of financial performance presented in accordance with U.S. GAAP. Our calculation of Segment EBITDA may not be comparable to that reported by other companies. The Company believes that the presentation of Segment EBITDA enables the Company and its shareholders to better assess each segment’s operating results relative to its operating results in prior periods and improves the comparability of the information presented. Investors should consider this non-GAAP measure in the context of the Company’s GAAP results.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

In accordance with FASB ASC 280 - Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

	Successor (NESR)			Predecessor (NPS)
	Period from January 1, 2019 to June 30, 2019	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018	Period from April 1, 2018 to June 6, 2018
Reportable Segment:
Production Services	$187,471	$95,358	$28,602	$112,295	$48,032
Drilling and Evaluation Services	124,132	64,541	16,384	24,735	12,153
Total revenue	$311,603	$159,899	$44,986	$137,030	$60,185

Long-lived assets

	June 30, 2019	December 31, 2018
Reportable Segment:
Production Services	$236,641	$219,278
Drilling and Evaluation Services	106,469	98,163
Unallocated	10,923	11,286
Total	$354,034	$328,727

Segment EBITDA

	Successor (NESR)			Predecessor (NPS)
	Period from January 1, 2019 to June 30, 2019	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018	Period from April 1, 2018 to June 6, 2018
Reportable Segment:
Production Services	65,426	33,764	8,770	36,836	15,112
Drilling and Evaluation Services	25,630	14,943	1,275	3,267	1,217
Unallocated Costs	(8,863)	(5,865)	(6,679)	(9,651)	(5,517)
Total Segment EBITDA	$82,193	$42,842	$3,366	$30,452	$10,812

The following table presents a reconciliation of consolidated net income, which is the most comparable financial measure under U.S. GAAP, to Total Segment EBITDA:

	Successor (NESR)			Predecessor (NPS)
	Period from January 1, 2019 to June 30, 2019	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018	Period from April 1, 2018 to June 6, 2018

Net Income	$24,530	$11,356	$(3,965)	$6,736	$1,283
Add:
Income taxes	7,394	4,451	(1,029)	2,342	1,359
Interest expense, net	9,680	5,750	1,900	4,090	1,265
Depreciation and amortization	40,589	21,285	6,460	17,284	6,905
Total Segment EBITDA	$82,193	$42,842	$3,366	$30,452	$10,812

Revenue by geographic area

	Successor (NESR)			Predecessor (NPS)
	Period from January 1, 2019 to June 30, 2019	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018	Period from April 1, 2018 to June 6, 2018

MENA	$307,627	$158,082	$44,573	$134,479	$59,294
Rest of world	3,976	1,817	413	2,548	891
Total revenue	$311,603	$159,899	$44,986	$137,027	$60,185

Long-lived assets by geographic area

	June 30, 2019	December 31, 2018
Geographic Area:
MENA	$346,382	$319,552
Rest of world	7,652	9,175
Total	$354,034	$328,727

Schedule of Proforma Information of Operations

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the Business Combination had been consummated on January 1, 2017 for the Predecessor Period and Predecessor Quarter ended June 6, 2018 (in thousands):

	Period from January 1 to June 30, 2018	Period from April 1 to June 30, 2018
Revenues	248,915	131,357
Net income	10,162	8,534